CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Share premium [Member]	Warrants [Member]	Capital reserve [Member]	Other comprehensive loss [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2019	$ 4,692	$ 265,938	$ 0	$ 12,132	$ (1,416)	$ (247,966)	$ 33,380
CHANGES IN
Issuance of share capital and warrants, net	4,777	9,395	0	0	0	0	14,172
Warrants exercised	393	2,826	0	0	0	0	3,219
Employee stock options exercised	8	228	0	(228)	0	0	8
Employee stock options forfeited and expired	0	854	0	(854)	0	0	0
Share-based compensation	0	0	0	1,272	0	0	1,272
Comprehensive loss for the year	0	0	0	0	0	(30,021)	(30,021)
BALANCE at Dec. 31, 2020	9,870	279,241	0	12,322	(1,416)	(277,987)	22,030
CHANGES IN
Issuance of share capital and warrants, net	8,956	40,476	975	0	0	0	50,407
Warrants exercised	2,235	18,967	0	0	0	0	21,202
Employee stock options exercised	5	41	0	(39)	0	0	7
Employee stock options forfeited and expired	0	621	0	(621)	0	0	0
Share-based compensation	0	0	0	1,495	0	0	1,495
Comprehensive loss for the year	0	0	0		0	(27,054)	(27,054)
BALANCE at Dec. 31, 2021	21,066	339,346	975	13,157	(1,416)	(305,041)	68,087
CHANGES IN
Issuance of share capital and warrants, net	6,029	1,007	433	0	0	0	5,455
Employee stock options exercised	5	14	0	(14)	0	0	5
Employee stock options forfeited and expired	0	623	0	(623)	0	0	0
Share-based compensation	0	0	0	2,245	0	0	2,245
Comprehensive loss for the year	0	0	0		0	(24,951)	(24,951)
BALANCE at Dec. 31, 2022	$ 27,100	$ 338,976	$ 1,408	$ 14,765	$ (1,416)	$ (329,992)	$ 50,841